Leases (Tables)	6 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Future Lease Payments Under Non-Cancelable Operating Leases	The table below summarizes future lease payments under non-cancelable operating leases as of the prior comparative period:
As of March 31,
2026

2026	3,119
Total future lease payments	$3,119